Provisions and Contingencies - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in other provisions [abstract]
Opening balance at beginning of year	$ 67,701	$ 67,906
Additional provisions recognized	152	12,033
Reduction arising from payments / derecognition	(54,851)	(12,238)
Closing balance at end of year	$ 13,002	$ 67,701